20. Employees benefits	12 Months Ended
Dec. 31, 2019
Employees Benefits
Employees benefits

(a)       Health plan – Medical Assistance

Since August 1, 2019, the new health plans managed by Fundação CESP - FUNCESP, which replaced the previous health plans managed by SABESPREV, have been in effect. The health plan operator was changed by means of the signature of an Adhesion Agreement between the parties. The entire process was in accordance with the current industry law, which is applicable to SABESP, and was approved by the controlling authorities of the State Government.

Benefits are now paid after the event, free of choice, sponsored by contributions of SABESP and the employees is as follows: Company: 9.3% (December 31, 2018 – 7.2%) on average, of gross payroll, totaling R$ 237,898 in 2019 (R$ 196,281 in 2018).

(b)       Pension plan benefits

The Company has Post-Employment Benefit Plans in the following modalities: Defined Benefit (BD) – G1 (i) and G0 (ii); Defined Contribution (CD) – Sabesprev Mais (iii) and FUNCESP (iv).

Statements of defined benefit plans

Summary of pension obligations – Liabilities

	December 31, 2019			December 31, 2018
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of defined benefit obligations	(3,067,094)	(3,046,255)	(6,113,349)	(2,532,338)	(2,606,107)	(5,138,445)
Fair value of the plan’s assets	2,752,417	-	2,752,417	2,168,436	-	2,168,436

Liability as per statement of financial position – pension obligations	(314,677)	(3,046,255)	(3,360,932)	(363,902)	(2,606,107)	(2,970,009)

Pension obligations

	December 31, 2019			December 31, 2018
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(2,532,338)	(2,606,107)	(5,138,445)	(2,319,841)	(2,543,877)	(4,863,718)
Current service cost	(47,001)	(227,367)	(274,368)	(13,905)	(232,248)	(246,153)
Interest cost	(224,429)	-	(224,429)	(213,201)	-	(213,201)
Actuarial (gains)/losses recorded as other comprehensive income	(392,876)	(397,597)	(790,473)	(114,188)	(10,783)	(124,971)
Benefits paid	129,550	184,816	314,366	128,797	180,801	309,598
Defined benefit obligation, end of the year	(3,067,094)	(3,046,255)	(6,113,349)	(2,532,338)	(2,606,107)	(5,138,445)

Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,168,436	-	2,168,436	1,931,380	-	1,931,380
Expected return on the plan assets	192,965	-	192,965	179,449	-	179,449
Expected Company’s contributions	36,968	-	36,968	36,199	-	36,199
Expected participant’s contributions	38,391	-	38,391	36,336	-	36,336
Benefits paid	(129,549)	-	(129,549)	(128,797)	-	(128,797)
Actuarial gains/(losses) recorded as other comprehensive income	445,206	-	445,206	113,869	-	113,869
Fair value of the plan’s assets, end of the year	2,752,417	-	2,752,417	2,168,436	-	2,168,436

(Deficit)/Surplus	(314,677)	(3,046,255)	(3,360,932)	(363,902)	(2,606,107)	(2,970,009)

Despite the decrease in interest rate in the year, the decrease of actuarial deficit in G1 Plan was mainly due to the higher profitability of the plan’s assets.

Other comprehensive income

Pursuant to IAS19, the Company recognizes gains/(losses), due to changes in assumptions under equity, as valuation adjustments to equity, as shown below:

	December 31, 2019			December 31, 2018			December 31, 2017
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total

Actuarial gains/(losses) on obligations	(392,876)	(397,597)	(790,473)	(114,188)	(10,783)	(124,971)	305,511	51,535	357,046
Actuarial gains/(losses) recorded as other comprehensive income	445,206	-	445,206	113,869	-	113,869	52,083	-	52,083
Total gains/(losses)	52,330	(397,597)	(345,267)	(319)	(10,783)	(11,102)	357,594	51,535	409,129
Deferred income tax and social contribution	(17,792)	-	(17,792)	108	-	108	(121,582)	-	(121,582)
Valuation adjustments to equity	34,538	(397,597)	(363,059)	(211)	(10,783)	(10,994)	236,012	51,535	287,547

The amounts recognized in the year are as follows:

	December 31, 2019			December 31, 2018			December 31, 2017
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Cost of service, net	8,609	227,367	235,976	(22,431)	232,248	209,817	(35,093)	262,873	227,780
Interest cost rates	224,429	-	224,429	213,201	-	213,201	260,409	-	260,409
Expected return on the plan’s assets	(192,965)	-	(192,965)	(179,449)	-	(179,449)	(183,689)	-	(183,689)
Amount received from GESP (undisputed)	-	(97,300)	(97,300)	-	(96,282)	(96,282)	-	(95,191)	(95,191)
Total expenses	40,073	130,067	170,140	11,321	135,966	147,287	41,627	167,682	209,309

Actuarial assumptions:

	December 31, 2019		December 31, 2018		December 31, 2017
	G1 Plan	G0 Plan	G1 Plan	G0 Plan	G1 Plan	G0 Plan
Discount rate – actual rate (NTN-B)	3.37% a.a.	3.36% a.a.	4.91% a.a.	4.84%	5.35% a.a.	5.30%
Inflation rate	3.5% a.a.	3.5% a.a.	4.01% a.a.	4.01%	3.96% a.a.	3.96%
Expected nominal rate of return on assets	6.99%a.a.	-	9.12%a.a.	-	9.52%a.a.	-
Nominal rate of salary growth	5.57% a.a.	5.57% a.a	6.09% a.a.	6.09% a.a	6.04% a.a.	6.04% a.a
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Sensitivity analysis

Sensitivity analysis of the defined benefit pension plan as of December 31, 2019 regarding the changes in the main assumptions are:

Impact on presente value of the defined benefit obligations
Assumptions	Change in assumption	G1	G0
Discount rate	Increase of 1.0%	Decrease of R$ 326,714	Decrease of R$ 301,727
	Decrease of 1.0%	Increase of R$ 396,026	Increase of R$ 314,156
Life expectation	Increase of 1 year	Increase of R$ 80,048	Increase of R$ 117,324
	Decrease of 1 year	Decrease of R$ 72,676	Decrease of R$ 140,051
Wage increase rate	Increase of 1.0%	Increase of R$ 36,140	Increase of R$ 388,886
	Decrease of 1.0%	Decrease of R$ 31,070	Decrease of R$ 372,127

(i)	G1 Plan

Managed by Sabesprev, the defined benefit plan (“G1 Plan”) receives similar contributions established in a plan of subsidy of actuarial study of Sabesprev, as follows:

•	0.99% of the portion of the salary of participation up to 20 salaries; and
•	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

In 2019, the expenses related to defined benefit obligation amounting to R$ 29,637, R$ 4,187 and R$ 2,685 were recorded in operating costs, and selling and administrative expenses, respectively (R$ 7,530, R$ 1,133 and R$ 704 in 2018 and R$ 35,156, R$ 1,864 and R$ 619 in 2017). The amount of R$ 3,564 (R$ 1,955 in 2018) was capitalized in assets.

The active participants as of December 31, 2019 totaled 3,758 (4,056 as of December 31, 2018), while inactive participants were 7,399 (7,149 as of December 31, 2018).

The expected benefit to be paid in 2020 referring to the G1 pension plan is R$ 167,202.

The contributions of the Company and participants of the G1 Plan in 2019 were R$ 36,968 (R$ 36,199 in 2018) and R$ 38,391 (R$ 36,336 in 2018), respectively. Of this amount, the Company and the participants’ payments corresponding to the actuarial deficit of the G1 pension plan totaled R$ 25,531 and R$ 13,497, respectively, in 2019.

Estimated expenses

2020
Service cost	3,796
Interest cost rates	208,485
Net profitability on financial assets	(187,317)
Expense to be recognized by the employeer	24,964

Plan’s assets

The plan’s investment policies and strategies are aim at getting consistent returns and reduce the risks associated to the utilization of financial assets available on the Capital Markets through diversification, considering factors, such as the liquidity needs and the long-term nature of the plan liability, types and availability of financial instruments in the local and international markets, general economic conditions and forecasts as well as requirements under the law. The plan's asset allocation management strategies are determined with the support of reports and analysis prepared by Sabesprev and independent financial advisors:

	December 31, 2019%		December 31, 2018%
Total fixed income	1,795,554	65.2	1,477,643	68.1
Total equities	301,707	11.0	249,740	11.6
Total structures investments	630,933	22.9	431,828	19.9
Other	24,223	0.9	9,225	0.4
Fair value of the plan’s assets	2,752,417	100	2,168,436	100

Restrictions with respect to asset portfolio investments, in the case of federal government securities:

i) instruments securitized by the National Treasury will not be permitted;

ii) derivative instruments must be used for hedge.

Restrictions with respect to asset portfolio investments, in the case of variable-income securities for internal management, are as follows:

i) day-trade operations will not be permitted;

ii) sale of uncovered share is prohibited;

iii) swap operations without guarantee are prohibited

iv) leverage will not be permitted, i.e., operations with derivatives representing leverage of asset or selling short, such operations cannot result in losses higher than invested amounts.

As of December 31, 2019, Sabesprev did not have financial assets issued by the Company in its own portfolio; however, said assets could have been part of the investment fund portfolio invested by the Foundation. The real estate held in the portfolio is not used by the Company.

(ii)	G0 Plan

Pursuant to State Law 4,819/1958, employees who started providing services prior to May 1974 and retired as an employee of the Company acquired a legal right to receive supplemental pension payments, which rights are referred as "G0 Plan ". The Company pays these supplemental benefits on behalf of the State Government and makes claims for reimbursements from the State Government, which are recorded as accounts receivable from related parties, limited to the amounts considered virtually certain that will be reimbursed by the State Government.

The number of active participants of Plan - Go as of December 31, 2019 and 2018 was 10. The number of beneficiaries, retirees and survivors as of December 31, 2019 was 1,960 (2,038 as of December 31, 2018).

The benefit payable from the Go pension plan expected for 2020 is R$180,382.

In 2019 and 2018, the expenses related to the defined benefit obligation under Plan G0 were recorded in administrative expenses.

Estimated expenses for 2020

2020

Interest cost rate	206,262
Expense to be recognized	206,262

(iii)       Sabesprev Mais Plan

As of December 31, 2019, this Defined Contribution Plan administered by Sabesprev had had 9,774 active and assisted participants (9,586 as of December 31, 2018).

With respect to the Sabesprev Mais plan, the contributions from the sponsor represent 100% over the total basic contribution from the participants.

In 2019, the expenses related to defined pension plan amounting to R$ 14,293, R$ 1,865 and R$ 3,845 were recorded in operating costs, and selling and administrative expenses, respectively (R$ 13,227, R$ 1,820 and R$ 3,599 in 2018 and R$ 12,034, R$ 1,744 and R$ 3,245 in 2017). The amount of R$ 2,458 (R$ 2,115 in 2018) was capitalized in assets.

(iv)       FUNCESP plan

Sabesprev Mais Plan was closed to new adhesions on December 31, 2019, and as of January 1, 2020, hired employees will have the option to join the Fundação Cesp Defined Contribution Plan (FUNCESP), as well as those employees not opting for the Sabesprev Mais Plan.

(c)       Profit sharing

The Company has a profit-sharing program in accordance with an agreement with labor union and SABESP. The period covered represents the Company fiscal year, from January to December 2019. The limit of the profit sharing is up to one-month salary for each employee, depending on performance goals reached. As of December 31, 2019, the Program’s balance payable was recorded under “salaries, payroll charges and social contributions” in the amount of R$ 93,486 (R$ 110,464 as of December 31, 2018).